Reclassifications upon adoption of IFRS 9 (Detail) SFr in Millions	Jan. 01, 2018 CHF (SFr)
Loans and advances to banks, to: Brokerage receivables
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	SFr (17)
Receivables from securities financing transactions, to: Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(4,957)
Loans and advances to customers, to: Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(2,678)
Loans and advances to customers, to: Brokerage receivables
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(4,691)
Loans and advances to customers, to: Financial assets at fair value held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(468)
Loans and advances to customers, from: Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	8
Loans and advances to customers, from: Financial assets at fair value held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	6
Other financial assets measured at amortized cost; to: Brokerage receivables
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(19,080)
Other financial assets measured at amortized cost; from: Financial assets measured at fair value through other comprehensive income
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	555
Financial assets at fair value held for trading, to: Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(6)
Financial assets at fair value held for trading, to: Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(11,316)
Financial assets at fair value held for trading; from: Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	468
Brokerage receivables, from: Loans and advances to banks
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	17
Brokerage receivables, from: Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	4,691
Brokerage receivables, from: Other financial assets measured at amortized cost
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	19,080
Financial assets at fair value not held for trading; from: Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(8)
Financial assets at fair value not held for trading; from: Financial assets at fair value held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	11,316
Financial assets at fair value not held for trading; from: Receivables from securities financing transactions
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	4,957
Financial assets at fair value not held for trading; from: Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	2,678
Financial assets at fair value not held for trading; from: Financial assets measured at fair value through other comprehensive income
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	1,356
Financial assets measured at fair value through other comprehensive income, to: Other financial assets measured at amortized cost
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(555)
Financial assets measured at fair value through other comprehensive income, to: Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(1,356)
Payables from securities financing transactions, to: Other financial liabilities designated at fair value
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(5,081)
Customer deposits, to: Brokerage payables designated at fair value
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(5,268)
Other financial liabilities measured at amortized cost, to: Brokerage payables designated at fair value
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	(29,646)
Brokerage payables designated at fair value, from: Customer deposits
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	5,268
Brokerage payables designated at fair value, from: Other financial liabilities measured at amortized cost
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	29,646
Other financial liabilities designated at fair value, from: Payables from securities financing transactions
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	5,081
Derecognition from Other financial liabilities measured at amortized cost: Deferred fees on other loan commitments
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	SFr (4)